Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 13 — Related Party Transactions

Effective April 1, 2021, the Company entered a variety of contracts with CoreWeave, Inc. (“CoreWeave”).

Hosting Facilities Services Order

The Hosting Facility Services Order (the “Hosting Contract”) provided for the provision of hosting facility space and services by CoreWeave. The services are paid for in advance of the service month and the initial term of the hosting services is through June 30, 2022, which renews automatically for successive one year renewal terms unless either party terminates within sixty (60) days of the expiration of the then current term. At the signing of the Hosting Contract an estimated 382 data mining rigs were covered at an estimated monthly cost of approximately $21,556 ($260,000 per year). For the three and nine months ended September 30, 2022, the Company recorded $0 and $129,334 in mining costs within discontinued operations on the statement of operations. The Company terminated the Hosting Facilities Services Order effective June 30,2022.

Services Agreement

The initial term of the Services Agreement runs from April 1, 2021, through December 31, 2022, and automatically renews thereafter for successive one (1)-year terms unless either party provides written notice to the other of nonrenewal within sixty (60) days of the expiration of the then current Term. The initiation of the Services Agreement required a one-time payment of $100,000. The monthly base management fee was set to $20.00 per GPU-based Mining System (approximately $20,000 per month), and $6.50 per ASIC-based Mining System. Base management fees are paid in arrears and due within fifteen (15) days of invoice receipt. If, during any calendar month of the Term, CoreWeave operates on average, more than 1,500 Mining Systems on behalf of the Company, the Base Management Fee with respect to the excess Mining Systems above 1,500 is discounted by 40%. For the three and nine months ended September 30, 2022, the Company recorded $0 and $143,640 in mining costs within discontinued operations on the condensed statement of operations. The Company terminated the Service agreement effective June 30,2022.

Bespoke Growth Partners, Inc. (“Bespoke”)

Effective as of April 15, 2021, the Company entered into a consulting agreement with Bespoke. Under the terms of the consulting agreement, the Company agreed to total compensation for services of $975,000 which of which $775,000 was paid during the year ended December 31, 2021. The Company made an additional payment in accordance with the agreement of $200,000 in January 2022. The Company expensed this advisory fee during the nine months ended September 30, 2022, which is recorded as consultant fees in general and administrative operating costs in the condensed consolidated statement of operations. As of June 30, 2022, the Bespoke consulting agreement has expired.

Effective as of January 13, 2022, the Company entered into a consulting agreement with Bespoke. Under the terms of the consulting agreement, the Company is to pay Bespoke a gross advisory fee of $975,000 for identifying the Ostendo acquisition and services related to the Company. On March 23, 2022, the Company paid off the balance owed for this service. The Company expensed the advisory fee during the nine months ended September 30, 2022, which is recorded as consultant fees in general and administrative in the condensed consolidated statement of operations.

Ressense LLC

On August 4, 2021, the Company executed a six (6) month business advisory services agreement with Ressense LLC. The services to be provided include potential business activities including acquisition, merger and reverse merger opportunities. As compensation for the performance of services, the Company paid and recorded $25,000 through January 31, 2022, as consultant fees in general and administrative in the condensed consolidated statement of operations. The business advisory services agreement expired January 31, 2022.

One Percent Investments, Inc.

On June 21, 2022, the Company executed a four (4) month business advisory services agreement with One Percent Investments, Inc. The services to be provided include potential future merger and/or acquisition activities, strategic alliances, joint ventures, and advisory services in connection with the Company’s desire to up-list to a national stock exchange. As a compensation for the performance of services, the Company paid $125,000 for the respective service period. Additional compensation in the amount of $500,000 will be rendered in connection with the up listing process The Company recognized $93,750 and $103,125 of expense during the three and nine months ended September 30, 2022, which is recorded as consultant fees in general and administrative operating costs in the condensed consolidated statement of operations, and $21,875 of prepaid expense in current assets in the condensed consolidated balance sheets.

Employment Agreements

On August 10, 2022, the Company entered into Amendment No. 2 (“Amendment No. 2”) to Employment Agreement, by and between the Company and Vincent Loiacono, the Company’s Chief Financial Officer. Pursuant to the terms of Amendment No. 2, the parties amended the termination provisions of the original employment agreement, as amended. Amendment No. 2 provides that the Company, in its sole discretion, may terminate Mr. Loiacono’s employment for any reason without Just Cause (as defined in the employment agreement, as amended) at any time. If (a) the Company terminates Mr.Loiacono’s employment without Just Cause, or (b) within 24 months following a change of control, Mr. Loiacono resigns as a result of and upon a material diminution of his duties, responsibilities, authority, and position, or a material reduction of his compensation and benefits, or if he ceases to hold the position of Chief Financial Officer after a change of control, the Company will, among other things: (l) continue to pay Mr. Loiacono’s base salary for one month for every two months of employment after the effective date up to a maximum of 12 months (as opposed to six months under the original agreement, as amended); and(2) within 45 days of termination or resignation, pay to Mr. Loiacono 100% of the value of any accrued but unpaid bonus. Except as set forth in Amendment No. 2, the original employment agreement, as amended, remains in full force and effect.

On September 9, 2022, the Company entered into Second Amendment to the Employment Agreement for Wayne Wasserberg, the Company’s Chief Executive Officer. The Second Amendment provides a minimum bonus of $100,000 for achievement of the bonus milestone. The bonus milestone is based upon the following:

1.	The sale of all or substantially all of the stock or assets of: (i) TTM, or (ii) Sysorex Government Services.
2.	The raising of five million dollars in financing by or before December 31, 2022, in one transaction or a series of related transactions.

Note 18 — Related Party Transactions

Effective April 1, 2021, the Company entered a variety of contracts with CoreWeave, Inc. (“CoreWeave”).

Asset Contribution and Exchange Agreement

On April 1, 2021, CoreWeave contributed 3,130 GPU of data mining equipment with 150 gigahash of computing power to the Company in exchange for an equity interest representing 28.65% of the outstanding pre-merger equity of TTM Digital prior to the merger transaction with Sysorex for a total value of approximately $12 million. As a result of the merger, and in consideration for the 28.65% ownership of TTM Digital. CoreWeave was issued 35,588,548 shares of Sysorex common stock at the merger.

Lease to Buy Purchase Order

The Company acquired 1,344 GPU data mining equipment with 125 gigahash of computing power in a lease to buy arrangement. The Company agreed to total payments of $2.2 million over 180 days subject to acceleration based on the completion of certain corporate events. Revenue generated by operation of the equipment from April 1, 2021, shall be credited against the purchase price until payment of the balance of the purchase price. The Company has determined that the fair value of the installment payments is $2.1 million and will record $70,000 in financing interest costs for the aggregate $2.2 million in installment payments. The Company recognized approximately $70,000 of such interest expenses for the year ended December 31, 2021, respectively.

Hosting Facilities Services Order

The Hosting Facility Services Order (the “Hosting Contract”) provided for the provision of hosting facility space and services by CoreWeave. The services are paid for in advance of the service month and the initial term of the hosting services is through June 30, 2022 and renews automatically for successive one year renewal terms unless either party terminates within sixty (60) days of the expiration of the then current term. At the signing of the Hosting Contract an estimated 382 data mining rigs were covered at an estimated monthly cost of approximately $21,556 ($260,000 per year). The Company recorded $194,000 in hosting costs for the year ended December 31, 2021.

Services Agreement

The initial term of the Services Agreement runs from April 1, 2021, through December 31, 2022, and automatically renews thereafter for successive one (1)-year terms unless either party provides written notice to the other of nonrenewal within sixty (60) days of the expiration of the then current Term. The initiation of the Services Agreement required a one-time payment of $100,000. The monthly base management fee was set to $20.00 per GPU-based Mining System (approximately $20,000 per month), and $6.50 per ASIC-based Mining System. Base management fees are paid in arrears and due within fifteen (15) days of invoice receipt. If, during any calendar month of the Term, CoreWeave operates on average, more than 1,500 Mining Systems on behalf of the Company, the Base Management Fee with respect to the excess Mining Systems above 1,500 is discounted by 40%. The Company recorded $215,460 in mining costs for the year ended December 31, 2021.

Master Services Agreement

On April 29, 2021, the Company entered into a Master Services Agreement with CoreWeave to provide support to management relating to cryptocurrency expertise, marketing, and other operational matters for a three-month term. The compensation for these services is a fixed fee of $35,000 per 30-day period, which includes 175 hours per period. The Company recorded $105,000 and in service costs for the year ended December 31, 2021. Effective February 24, 2022, the master services agreement has been terminated.

First Choice International Company, Inc (“First Choice”)

On July 9, 2021, the Company executed an agreement whereby First Choice will provide consulting services to the Company. The Company paid First Choice a fully earned flat fee of $175,000 for its services. The Agreement shall extend for an initial period of six (6) months. Unless immediate termination is otherwise specifically permitted herein, the Company may cancel the agreement by providing thirty (30) calendar days written notice. Notwithstanding, in the event of a Termination Notice, all of the compensation due during the Term or any extension thereof shall be deemed fully earned and/or immediately due and payable.

Bespoke Growth Partners, Inc. (“Bespoke”)

Effective July 13, 2020, the Company entered into a consulting agreement with Bespoke. Subsequently, on January 13, 2021, the Company and Bespoke agreed to enter into an Expansion Agreement. Pursuant to the expansion agreement, the Company issued to Bespoke 250,000 shares of restricted common stock, of which 20,000 were earned as of the effective date of the original agreement and 230,000 which were earned as a result of the expansion agreement. The issuance of the shares was included within the Sysorex Recapitalization shares associated with the Merger on April 14, 2021.

Effective April 1, 2021, the Company entered into a consulting agreement with Bespoke. In connection with the consulting agreement, the Company agreed to issue 5,589,820 shares of common stock, of which 5,250,000 were later exercised for pre-funded warrants, of which 5,250,000 were unexercised as of December 31, 2021. The pre-funded warrants were subsequently exercised on January 21, 2022. The Company recognized an expense associated with the share issuance totaling approximately $1,884,888.

Effective as of April 15, 2021, the Company entered into a consulting agreement with Bespoke. Under the terms of the consulting agreement, the Company incurred an expense of approximately $738,221 and paid a total amount of $975,000 during the year ended December 31, 2021. In addition, in accordance with the terms of the consulting agreement, the Company made an additional payment of $200,000 in January 2022 for consulting services for the period of January 15, 2022, through April 14, 2022. Lastly, the Company may request Bespoke to expand its services.

Effective as of January 13, 2022, the Company entered into a consulting agreement with Bespoke. Under the terms of the consulting agreement, the Company is to pay Bespoke a gross advisory fee of $975,000. On March 23, 2022, the Company paid off the balance owed for this service.

Ressense LLC

On August 4, 2021, the Company executed a six (6) month business advisory services agreement with Ressense LLC. The services to be provided include potential business activities including acquisition, merger and reverse merger opportunities. As compensation for the performance of services, the Company paid and recorded $125,000 for the year ended December 31, 2021. The business advisory services agreement expired January 31, 2022.

Style Hunter, Inc.

On September 26, 2021, the Company acquired a 5% minority interest in Style Hunter, Inc. (“Hunt”).  The Hunt issued 613,723 shares of its common stock: par value $0.0001 per share for $0.81470 per share for a total price of $500,000. The Company shall have a one-time option to purchase an additional $500,000 of the Common Stock (“Option”) on or before the 360-day anniversary of Closing Date as follows: (i) if the Buyer exercises its Option prior to the 90-day anniversary of Closing Date the per-share purchase price of the additional shares of Common Stock (the “Option Price”) shall be $0.81470 (a $10,000,000 Company valuation), (ii) if the Buyer exercises its Option after the 90-day anniversary of Closing Date, but prior to the 180-day anniversary of Closing Date, the Option Price will be $1.22200 (a $15,000,000 Company valuation), or (iii) if the Buyer exercises its option after the 180-day anniversary of Closing the Option Price will be $2.03670 (a $25,000,000 Company valuation).